SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Schedule of Warrants Weighted Average Assumptions
Exercise price	$0.40
Expected life	0.5 years
Expected volatility	81%
Risk free interest rate	1.32%
Expected dividend yield	0%
Expected forfeiture rate	0%

Schedule of continuity of warrants transactions
	Number	Weighted average exercise price
		$
Balance, December 31, 2018	16,290,573	0.12
Granted	15,924,860	0.09
Balance, December 31, 2019	32,215,433	0.11
Expired	(31,293,653)	0.11
Balance, December 31, 2020	921,780	0.09

Schedule of share purchase warrants outstanding and exercisable for warrants
Number of warrants outstanding	Exercise price $	Expiry date

921,780	0.09	October 1, 2021

Schedule of weighted average assumptions for stock options
	2020	2019	2018
Share price at grant date	—	—	$0.22
Exercise price	—	—	$0.23
Expected life (in years)	—	—	5
Expected volatility	—	—	202%
Risk free interest rate	—	—	2.07%
Expected dividend yield	—	—	0%
Expected forfeiture rate	—	—	0%

Schedule of Continuity of Stock Options
	Number	Weighted average exercise price
		$
Balance, December 31, 2018, 2019 and 2020	1,275,000	0.30

Schedule of Stock Options Outstanding and Exercisable
Options Outstanding	Options exercisable	Exercise price	Remaining life (years)	Expiry date
		$
325,000	325,000	0.45	1.21	March 17, 2022
950,000	950,000	0.25	2.13	February 17, 2023
1,275,000	1,275,000	0.30	1.90